Assets held for sale (Tables)	6 Months Ended
Jun. 30, 2023
Assets Held For Sale [Abstract]
Summary of Assets-Held-For Sale And Disposal Groups	As of June 30, 2023, the disposal group was stated at the Group's carrying value and was comprised of the following:

Property, plant and equipment	53,080
Other current assets	14
Assets held for sale	$53,094